SEASONS SERIES TRUST
Multi-Managed Growth Portfolio (Aggressive Growth component)
Multi-Managed Moderate Growth Portfolio (Aggressive Growth component)
Small Cap Portfolio
(collectively, the “Portfolios”)
Supplement to the Prospectus dated July 27, 2009
     Effective immediately, Timothy Pettee no longer serves as a portfolio manager of the Portfolios. Accordingly, all references to Mr. Pettee with respect to the Portfolios in the Prospectus are hereby deleted in their entirety. Andrew Sheridan, who previously shared portfolio management responsibility with Mr. Pettee, is now the sole portfolio manager of the Portfolios.
Date: April 26, 2010
Versions: Version 1 Class 1, Version 2 Class 1, Version 3 Class 2; Version 4 Class 3; and Combined Master

SEASONS SERIES TRUST
Multi-Managed Growth Portfolio (Aggressive Growth component)
Multi-Managed Moderate Growth Portfolio (Aggressive Growth component)
Small Cap Portfolio
(collectively, the “Portfolios”)
Supplement to the Statement of Additional Information dated July 27, 2009
     Effective immediately, Timothy Pettee no longer serves as a portfolio manager of the Portfolios. Accordingly, all references to Mr. Pettee with respect to the Portfolios in the Prospectus are hereby deleted in their entirety. Andrew Sheridan, who previously shared portfolio management responsibility with Mr. Pettee, is now the sole portfolio manager of the Portfolios.
Dated: April 26, 2010